Long-Term Investments (Details)	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2015	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY (¥)	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY (¥)
Long-Term Investments (Details) [Line Items]
Cash consideration description							In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD).
Dividend income received	$ 2,756,250	¥ 420,596
Huashang Micro Finance Co. (“Huashang”) [Member]
Long-Term Investments (Details) [Line Items]
Investment acquire percentage												22.50%	22.50%
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long-Term Investments (Details) [Line Items]
Investment acquire percentage										8.3334%	8.3334%
Longwan Rural Commercial Bank. (“LRCB”) [Member]
Long-Term Investments (Details) [Line Items]
Investment acquire percentage								2.10%	2.10%
Huashang Micro Finance Co. (“Huashang”) [Member]
Long-Term Investments (Details) [Line Items]
Investment amount												$ 13,203,257	¥ 90,000,000
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long-Term Investments (Details) [Line Items]
Investment amount										$ 1,307,982	¥ 8,333,400
Longwan Rural Commercial Bank. (“LRCB”) [Member]
Long-Term Investments (Details) [Line Items]
Investment amount								$ 7,172,207	¥ 44,982,000
Dividend income received			$ 433,735	¥ 2,822,400	$ 440,647	¥ 3,087,000